Balance sheet Location and Fair Value of Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	$ (186,286)	$ (134,603)
Over the Counter
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	1,441	407
Guaranteed Minimum Withdrawal Benefit
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(147,290)	(92,877)
Guaranteed Minimum Accumulation Benefit
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(27,579)	(16,870)
Market Value Liability Options
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(18,525)	(24,478)
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	5,667	(785)
Derivative Assets
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	15,064	4,516
Account balances and future policy benefit reserves
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(193,394)	(134,225)
Derivative Liabilities
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	$ (7,956)	$ (4,894)